UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07455
Virtus Opportunities Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2024

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Stone Harbor Emerging Markets Bond Fund
Class A / VSHAX
Semi-Annual SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Bond Fund (“Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Bond Fund Class A / VSHAX	$64	1.25%
KEY FUND STATISTICS (as of November 30, 2024)
Fund net assets (‘000s)	$7,227
Total number of portfolio holdings	152
Portfolio turnover rate as of the end of the reporting period	28%
Asset Allocation (1)
Corporate Bonds and Notes		99%
Financial & Lease	21%
Electric	16%
Exploration & Production	12%
Wireless	6%
Chemicals	6%
Metals, Mining & Steel	5%
Gaming	5%
Midstream	4%
Retail Food & Drug	3%
Services Other	3%
All other Corporate Bonds and Notes	18%
Short-Term Investment		1
Total		100%
(1)	Percentage of total investments as of November 30, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus Alternative Investment Advisers, Inc. (“VAIA”) as the investment adviser to the Fund. As a result, also effective January 1, 2025, VAIA’s rights and obligations under the investment advisory, subadvisory and expense limitation agreements for Virtus Opportunities Trust have been transferred to, and assumed by, VIA. Both VIA and VAIA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund’s subadviser or the portfolio managers managing the Fund.
Effective January 1, 2025, a new expense limitation of 1.20% went into effect for Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Stone Harbor Emerging Markets Bond Fund
Class I / SHCDX
Semi-Annual SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Bond Fund (“Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Bond Fund Class I / SHCDX	$52	1.01%
KEY FUND STATISTICS (as of November 30, 2024)
Fund net assets (‘000s)	$7,227
Total number of portfolio holdings	152
Portfolio turnover rate as of the end of the reporting period	28%
Asset Allocation (1)
Corporate Bonds and Notes		99%
Financial & Lease	21%
Electric	16%
Exploration & Production	12%
Wireless	6%
Chemicals	6%
Metals, Mining & Steel	5%
Gaming	5%
Midstream	4%
Retail Food & Drug	3%
Services Other	3%
All other Corporate Bonds and Notes	18%
Short-Term Investment		1
Total		100%
(1)	Percentage of total investments as of November 30, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus Alternative Investment Advisers, Inc. (“VAIA”) as the investment adviser to the Fund. As a result, also effective January 1, 2025, VAIA’s rights and obligations under the investment advisory, subadvisory and expense limitation agreements for Virtus Opportunities Trust have been transferred to, and assumed by, VIA. Both VIA and VAIA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund’s subadviser or the portfolio managers managing the Fund.
Effective January 1, 2025, a new expense limitation of 0.95% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Stone Harbor Emerging Markets Debt Income Fund
Class A / VSHCX
Semi-Annual SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Debt Income Fund (“Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Debt Income Fund Class A / VSHCX	$52	1.00%
KEY FUND STATISTICS (as of November 30, 2024)
Fund net assets (‘000s)	$269,685
Total number of portfolio holdings	300
Portfolio turnover rate as of the end of the reporting period	61%
Asset Allocation (1)
Foreign Government Securities		78%
Corporate Bonds and Notes		19%
Exploration & Production	8%
Electric	3%
Financial & Lease	2%
All other Corporate Bonds and Notes	6%
Affiliated Mutual Funds		2%
Credit Linked Notes		1%
Total		100%
(1)	Percentage of total investments as of November 30, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus Alternative Investment Advisers, Inc. (“VAIA”) as the investment adviser to the Fund. As a result, also effective January 1, 2025, VAIA’s rights and obligations under the investment advisory, subadvisory and expense limitation agreements for Virtus Opportunities Trust have been transferred to, and assumed by, VIA. Both VIA and VAIA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund’s subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Stone Harbor Emerging Markets Debt Income Fund
Class I / SHMDX
Semi-Annual SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Debt Income Fund (“Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Debt Income Fund Class I / SHMDX	$37	0.72%
KEY FUND STATISTICS (as of November 30, 2024)
Fund net assets (‘000s)	$269,685
Total number of portfolio holdings	300
Portfolio turnover rate as of the end of the reporting period	61%
Asset Allocation (1)
Foreign Government Securities		78%
Corporate Bonds and Notes		19%
Exploration & Production	8%
Electric	3%
Financial & Lease	2%
All other Corporate Bonds and Notes	6%
Affiliated Mutual Funds		2%
Credit Linked Notes		1%
Total		100%
(1)	Percentage of total investments as of November 30, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus Alternative Investment Advisers, Inc. (“VAIA”) as the investment adviser to the Fund. As a result, also effective January 1, 2025, VAIA’s rights and obligations under the investment advisory, subadvisory and expense limitation agreements for Virtus Opportunities Trust have been transferred to, and assumed by, VIA. Both VIA and VAIA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund’s subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Stone Harbor Local Markets Fund
Class A / VSHEX
Semi-Annual SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the Virtus Stone Harbor Local Markets Fund (“Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Local Markets Fund Class A / VSHEX	$63	1.25%
KEY FUND STATISTICS (as of November 30, 2024)
Fund net assets (‘000s)	$9,673
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	44%
Asset Allocation (1)
Foreign Government Securities		97%
Corporate Bonds and Notes		3%
Financial & Lease	3%
Total		100%
(1)	Percentage of total investments as of November 30, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus Alternative Investment Advisers, Inc. (“VAIA”) as the investment adviser to the Fund. As a result, also effective January 1, 2025, VAIA’s rights and obligations under the investment advisory, subadvisory and expense limitation agreements for Virtus Opportunities Trust have been transferred to, and assumed by, VIA. Both VIA and VAIA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund’s subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Stone Harbor Local Markets Fund
Class I / SHLMX
Semi-Annual SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the Virtus Stone Harbor Local Markets Fund (“Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Local Markets Fund Class I / SHLMX	$50	1.00%
KEY FUND STATISTICS (as of November 30, 2024)
Fund net assets (‘000s)	$9,673
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	44%
Asset Allocation (1)
Foreign Government Securities		97%
Corporate Bonds and Notes		3%
Financial & Lease	3%
Total		100%
(1)	Percentage of total investments as of November 30, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus Alternative Investment Advisers, Inc. (“VAIA”) as the investment adviser to the Fund. As a result, also effective January 1, 2025, VAIA’s rights and obligations under the investment advisory, subadvisory and expense limitation agreements for Virtus Opportunities Trust have been transferred to, and assumed by, VIA. Both VIA and VAIA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund’s subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Refer to Item 7a.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SEMIANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS OPPORTUNITIES TRUST

November 30, 2024
Virtus Stone Harbor Emerging Markets Bond Fund
Virtus Stone Harbor Emerging Markets Debt Income Fund
Virtus Stone Harbor Local Markets Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
November 30, 2024
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Credit Default Swap (“CDS”)
A CDS is a financial derivative contract that shifts the credit risk of a fixed income product to a counterparty in exchange for a premium. The buyer of the CDS makes a series of payments (the CDS “fee” or “spread”) to the seller and, in exchange, may expect to receive a payoff if the asset defaults.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Funds Rate
The target interest rate set by the Fed at which commercial banks borrow and lend their extra reserves to one another overnight.
Joint Stock Company (“JSC”)
A joint-stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
Global Medium-Term Note (“GMTN”)
A medium-term note is a note that matures in five to ten years or a corporate note continuously offered by companies to investors.
Payment-In-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Public Joint Stock Company (“PJSC”)
A public joint stock company is a method to allow thousands or millions of people to jointly own a business. The most important feature is limited liability. The most important function of a public joint stock company is that the investor can only lose their initial investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Secured Overnight Financing Rate (“SOFR”)
The Secured Overnight Financing Rate is a benchmark interest rate for dollar-denominated derivatives and loans that is replacing the LIBOR.

Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—97.0%
Argentina—4.5%
Generacion Mediterranea S.A. 144A 11.000%, 11/1/31(1)	$ 54	$ 52
MSU Energy S.A. 144A 9.750%, 12/5/30(1)	73	71
Telecom Argentina S.A. 144A 9.500%, 7/18/31(1)	36	37
YPF Energia Electrica S.A. 144A 7.875%, 10/16/32(1)	50	50
YPF S.A.
144A 9.500%, 1/17/31(1)	49	52
RegS 6.950%, 7/21/27(2)	67	66
		328

Brazil—12.4%
3R Lux S.a.r.l. 144A 9.750%, 2/5/31(1)	17	18
Banco do Brasil S.A. 144A 6.000%, 3/18/31(1)	13	13
Braskem Netherlands Finance B.V.
144A 5.875%, 1/31/50(1)	35	26
RegS 4.500%, 1/31/30(2)	54	47
BRF S.A. 144A 5.750%, 9/21/50(1)	27	23
Centrais Eletricas Brasileiras S.A. 144A 6.500%, 1/11/35(1)	35	34
FORESEA Holding S.A. 144A 7.500%, 6/15/30(1)	55	53
FS Luxembourg S.a.r.l. 144A 8.875%, 2/12/31(1)	45	46
Iochpe-Maxion Austria GmbH 144A 5.000%, 5/7/28(1)	38	35
JBS USA Holding Lux S.a.r.l. 4.375%, 2/2/52	51	40
LD Celulose International GmbH 144A 7.950%, 1/26/32(1)	25	25
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(1)	37	30
Minerva Luxembourg S.A. 144A 4.375%, 3/18/31(1)	47	40
Movida Europe S.A. 144A 7.850%, 4/11/29(1)	66	62
NewCo Holding USD 20 S.a.r.l. 144A 9.375%, 11/7/29(1)	46	46
OHI Group S.A. 144A 13.000%, 7/22/29(1)	56	56
Samarco Mineracao S.A. PIK 144A 9.000%, 6/30/31(1)(3)	57	56
Simpar Europe S.A. 144A 5.200%, 1/26/31(1)	67	54
Suzano Austria GmbH
3.750%, 1/15/31	40	36
Series DM3N 3.125%, 1/15/32	82	69
Trident Energy Finance plc 144A 12.500%, 11/30/29(1)	27	28
Yinson Boronia Production B.V. 144A 8.947%, 7/31/42(1)	52	55
		892

	Par Value	Value

Chile—2.4%
ATP Tower Holdings LLC 144A 4.050%, 4/27/26(1)	$ 72	$ 69
Banco de Credito e Inversiones S.A. 144A 7.500% (1)(4)	51	51
Cia Cervecerias Unidas S.A. 144A 3.350%, 1/19/32(1)	61	52
		172

China—3.4%
Alibaba Group Holding Ltd. 3.150%, 2/9/51	50	34
ENN Clean Energy International Investment Ltd. 144A 3.375%, 5/12/26(1)	104	101
Tencent Holdings Ltd.
144A 2.390%, 6/3/30(1)	11	10
144A 3.240%, 6/3/50(1)	11	8
RegS 3.975%, 4/11/29(2)	93	90
		243

Colombia—2.8%
AL Candelaria -spain- S.A. 144A 5.750%, 6/15/33(1)	54	44
Banco GNB Sudameris S.A. 144A 7.500%, 4/16/31(1)	19	18
Ecopetrol S.A. 7.375%, 9/18/43	31	27
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(1)	61	58
SierraCol Energy Andina LLC 144A 6.000%, 6/15/28(1)	62	57
		204

Ghana—1.4%
Kosmos Energy Ltd.
144A 8.750%, 10/1/31(1)	30	29
RegS 7.750%, 5/1/27(2)	30	29
Tullow Oil plc 144A 7.000%, 3/1/25(1)	47	45
		103

Guatemala—0.9%
CT Trust 144A 5.125%, 2/3/32(1)	15	14
Investment Energy Resources Ltd. 144A 6.250%, 4/26/29(1)	53	51
		65

Hong Kong—4.0%
Goodman HK Finance RegS 3.000%, 7/22/30(2)	200	178
Standard Chartered plc
144A 6.301%, 1/9/29(1)	33	34
144A 2.678%, 6/29/32(1)	20	17
144A 6.097%, 1/11/35(1)	46	48
RegS 6.000%(2)(4)	13	13
		290

See Notes to Financial Statements

Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
($ reported in thousands)
	Par Value	Value

India—6.7%
Adani Electricity Mumbai Ltd. 144A 3.949%, 2/12/30(1)	$ 72	$ 59
Adani Green Energy UP Ltd. 144A 6.700%, 3/12/42(1)	15	13
Adani Ports & Special Economic Zone Ltd. RegS 3.100%, 2/2/31(2)	30	23
Adani Renewable Energy RJ Ltd. 144A 4.625%, 10/15/39(1)	55	41
Adani Transmission Step-One Ltd. 144A 4.000%, 8/3/26(1)	19	18
Clean Renewable Power Mauritius Pte Ltd. 144A 4.250%, 3/25/27(1)	35	33
Greenko Dutch B.V. 144A 3.850%, 3/29/26(1)	46	45
JSW Hydro Energy Ltd. 144A 4.125%, 5/18/31(1)	69	61
Reliance Industries Ltd.
144A 3.750%, 1/12/62(1)	26	19
RegS 3.625%, 1/12/52(2)	35	26
ReNew Wind Energy AP2 RegS 4.500%, 7/14/28(2)	24	22
Shriram Finance Ltd.
144A 6.625%, 4/22/27(1)	35	35
144A 6.150%, 4/3/28(1)	20	20
Summit Digitel Infrastructure Ltd. RegS 2.875%, 8/12/31(2)	49	42
Vedanta Resources Finance II plc
144A 13.875%, 12/9/28(1)	5	5
144A 10.875%, 9/17/29(1)	21	21
		483

Indonesia—6.1%
Cikarang Listrindo Tbk PT 144A 4.950%, 9/14/26(1)	71	70
Freeport Indonesia PT
RegS 5.315%, 4/14/32(2)	90	89
RegS 6.200%, 4/14/52(2)	34	35
Medco Bell Pte Ltd. RegS 6.375%, 1/30/27(2)	70	70
Minejesa Capital B.V.
144A 4.625%, 8/10/30(1)	116	113
144A 5.625%, 8/10/37(1)	22	21
Star Energy Geothermal Darajat II 144A 4.850%, 10/14/38(1)	4	4
Star Energy Geothermal Wayang Windu Ltd. RegS 6.750%, 4/24/33(2)	37	37
		439

Israel—2.7%
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	25	20
Energean Israel Finance Ltd. 144A, RegS 4.875%, 3/30/26(1)(2)	34	33
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(1)(2)	35	34
	Par Value	Value

Israel—continued
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	$ 56	$ 53
4.750%, 5/9/27	52	51
		191

Kuwait—0.7%
NBK Tier 1 Financing 2 Ltd. 144A 4.500% (1)(4)	50	49
Macau—5.0%
Melco Resorts Finance Ltd.
144A 5.750%, 7/21/28(1)	26	25
RegS 5.625%, 7/17/27(2)	30	29
RegS 5.750%, 7/21/28(2)	21	20
RegS 5.375%, 12/4/29(2)	64	59
Sands China Ltd. 5.400%, 8/8/28	33	32
Studio City Co., Ltd. 144A 7.000%, 2/15/27(1)	23	23
Studio City Finance Ltd.
144A 6.000%, 7/15/25(1)	64	64
144A 6.500%, 1/15/28(1)	40	39
144A 5.000%, 1/15/29(1)	75	68
		359

Mexico—5.1%
Banco Inbursa S.A. Institucion De Banca Multiple Grupo Financiero Inbursa 144A 4.375%, 4/11/27(1)	72	70
Banco Mercantil del Norte S.A.
144A 7.500%(1)(4)	35	34
144A 8.750%(1)(4)	32	31
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	20	19
Braskem Idesa SAPI 144A 6.990%, 2/20/32(1)	53	40
Cemex SAB de C.V. 144A 5.125% (1)(4)	47	46
Grupo Aeromexico SAB de C.V. 144A 8.625%, 11/15/31(1)	36	36
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(2)	49	44
Sitios Latinoamerica SAB de C.V. 144A 5.375%, 4/4/32(1)	19	18
Southern Copper Corp. 6.750%, 4/16/40	9	10
Tierra Mojada Luxembourg II S.a.r.l. 144A 5.750%, 12/1/40(1)	24	22
		370

Morocco—1.2%
OCP S.A.
144A 3.750%, 6/23/31(1)	45	39
144A 6.875%, 4/25/44(1)	23	23
144A 7.500%, 5/2/54(1)	24	25
		87

See Notes to Financial Statements

Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
($ reported in thousands)
	Par Value	Value

Nigeria—3.3%
Access Bank plc 144A 6.125%, 9/21/26(1)	$ 56	$ 53
IHS Holding Ltd.
144A 5.625%, 11/29/26(1)	66	65
144A 6.250%, 11/29/28(1)	16	15
144A 8.250%, 11/29/31(1)	40	40
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(1)	65	65
		238

Peru—1.4%
Banco de Credito del Peru S.A.
144A 5.850%, 1/11/29(1)	41	41
RegS 3.125%, 7/1/30(2)	28	28
Banco Internacional del Peru SAA Interbank RegS 4.000%, 7/8/30(2)	35	34
		103

Philippines—2.8%
Royal Capital B.V. RegS 5.000% (2)(4)	200	199
Saudi Arabia—3.9%
Acwa Power Management & Investments One Ltd. 144A 5.950%, 12/15/39(1)	81	81
EIG Pearl Holdings S.a.r.l. 144A 3.545%, 8/31/36(1)	154	133
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(1)	21	22
Saudi Arabian Oil Co. 144A 4.375%, 4/16/49(1)	53	44
		280

Singapore—2.8%
BOC Aviation Ltd. RegS 6.688%, 5/21/25(2)	200	200
South Africa—4.1%
Anglo American Capital plc
144A 2.625%, 9/10/30(1)	8	7
RegS 2.625%, 9/10/30(2)	7	6
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	45	45
Prosus N.V.
144A 3.832%, 2/8/51(1)	154	102
RegS 3.061%, 7/13/31(2)	22	19
Sasol Financing USA LLC 4.375%, 9/18/26	124	120
		299

South Korea—3.1%
Kookmin Bank 144A 5.375%, 5/8/27(1)	60	61
LG Chem Ltd. RegS 2.375%, 7/7/31(2)	33	28
Shinhan Bank Co., Ltd. RegS 3.875%, 3/24/26(2)	49	48
	Par Value	Value

South Korea—continued
Shinhan Financial Group Co., Ltd. 144A 2.875% (1)(4)	$ 53	$ 51
Woori Bank 144A 6.375% (1)(4)	38	39
		227

Taiwan—1.0%
TSMC Arizona Corp. 3.875%, 4/22/27	18	17
TSMC Global Ltd.
RegS 1.375%, 9/28/30(2)	29	24
RegS 2.250%, 4/23/31(2)	39	34
		75

Tanzania—0.9%
HTA Group Ltd. 144A 7.500%, 6/4/29(1)	65	66
Thailand—3.1%
Bangkok Bank PCL 144A 3.733%, 9/25/34(1)	90	82
GC Treasury Center Co., Ltd. RegS 4.300%, 3/18/51(2)	100	78
PTT Treasury Center Co., Ltd. 144A 4.500%, 10/25/42(1)	42	38
Thaioil Treasury Center Co., Ltd. RegS 4.875%, 1/23/43(2)	33	29
		227

Turkey—3.9%
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(1)	51	51
Sisecam UK plc 144A 8.250%, 5/2/29(1)	30	30
Turkiye Garanti Bankasi AS 144A 8.375%, 2/28/34(1)	67	68
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(1)	80	83
Zorlu Enerji Elektrik Uretim AS 144A 11.000%, 4/23/30(1)	50	50
		282

Ukraine—1.1%
Metinvest B.V. 144A 7.750%, 10/17/29(1)	61	44
VF Ukraine PAT via VFU Funding plc 144A 6.200%, 2/11/25(1)(5)	35	33
		77

United Arab Emirates—4.5%
Abu Dhabi Crude Oil Pipeline LLC 144A 3.650%, 11/2/29(1)	24	23
Abu Dhabi National Energy Co. PJSC 144A 4.696%, 4/24/33(1)	26	25
DP World Ltd. 144A 4.700%, 9/30/49(1)	47	40
Galaxy Pipeline Assets Bidco Ltd. 144A 1.750%, 9/30/27(1)	33	31

See Notes to Financial Statements

Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
($ reported in thousands)
	Par Value	Value

United Arab Emirates—continued
MAF Global Securities Ltd. RegS 7.875% (2)(4)	$ 200	$ 207
		326

Vietnam—1.1%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(1)	84	80
Zambia—0.7%
First Quantum Minerals Ltd. 144A 8.625%, 6/1/31(1)	52	53
Total Corporate Bonds and Notes (Identified Cost $6,929)		7,007

Total Long-Term Investments—97.0% (Identified Cost $6,929)		7,007

	Shares
Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.524%)(6)	37,520	38
Total Short-Term Investment (Identified Cost $38)		38

TOTAL INVESTMENTS—97.5% (Identified Cost $6,967)		$7,045
Other assets and liabilities, net—2.5%		182
NET ASSETS—100.0%		$7,227
Abbreviations:
LLC	Limited Liability Company
PCL	Public Company Limited
PIK	Payment-in-Kind Security
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, these securities amounted to a value of $4,665 or 64.5% of net assets.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	100% of the income received was in PIK.
(4)	No contractual maturity date.
(5)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Brazil	13%
India	7
Indonesia	6
Mexico	5
Macau	5
Argentina	5
United Arab Emirates	5
Other	54
Total	100%
† % of total investments as of November 30, 2024.

The following table summarizes the value of the Fund’s investments as of November 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at November 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$7,007	$—	$7,007
Money Market Mutual Fund	38	38	—
Total Investments	$7,045	$38	$7,007
There were no securities valued using significant unobservable inputs (Level 3) at November 30, 2024.
There were no transfers into or out of Level 3 related to securities held at November 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—75.3%
Angola —1.4%
Republic of Angola
144A 8.250%, 5/9/28(2)	$ 531	$ 503
144A 8.000%, 11/26/29(2)	270	244
144A 8.750%, 4/14/32(2)	261	234
144A 9.125%, 11/26/49(2)	450	368
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(3)(4)	2,486	2,374
		3,723

Argentina—2.5%
Provincia De Buenos Aires RegS 6.625%, 9/1/37(4)(5)	2,333	1,493
Republic of Argentina
1.000%, 7/9/29	1,016	789
0.750%, 7/9/30(5)	6,191	4,566
		6,848

Armenia—0.2%
Republic of Armenia
144A 3.600%, 2/2/31(2)	45	38
RegS 3.600%, 2/2/31(4)	576	479
		517

Bahrain—0.7%
Kingdom of Bahrain
144A 5.625%, 9/30/31(2)	368	351
144A 7.500%, 2/12/36(2)	642	670
RegS 5.625%, 9/30/31(4)	1,000	953
		1,974

Benin—0.6%
Benin Government International Bond
144A 4.875%, 1/19/32(2)	1,128EUR	1,068
144A 7.960%, 2/13/38(2)	626	608
		1,676

Bermuda—0.9%
Government of Bermuda
144A 4.750%, 2/15/29(2)	661	647
RegS 3.375%, 8/20/50(4)	2,571	1,725
		2,372

	Par Value(1)	Value

Brazil—2.4%
Federative Republic of Brazil
3.875%, 6/12/30	$ 4,927	$ 4,464
6.250%, 3/18/31	424	429
6.000%, 10/20/33	497	492
5.625%, 2/21/47	59	50
7.125%, 5/13/54	953	946
		6,381

Cameroon—0.5%
Republic of Cameroon RegS 5.950%, 7/7/32(4)	1,516EUR	1,286
Chile—2.3%
Republic of Chile
2.550%, 1/27/32	2,392	2,057
3.500%, 1/31/34	772	686
4.950%, 1/5/36	1,036	1,018
3.860%, 6/21/47	649	513
3.500%, 4/15/53	2,111	1,535
5.330%, 1/5/54	301	294
		6,103

Colombia—2.9%
Republic of Colombia
4.500%, 3/15/29	535	499
3.125%, 4/15/31	833	673
3.250%, 4/22/32	1,565	1,225
7.500%, 2/2/34	1,194	1,198
8.000%, 11/14/35	637	657
6.125%, 1/18/41	1,246	1,048
4.125%, 2/22/42	153	101
5.200%, 5/15/49	2,663	1,865
8.750%, 11/14/53	461	483
		7,749

Costa Rica—1.1%
Costa Rica Government
144A 6.550%, 4/3/34(2)	308	317
144A 7.300%, 11/13/54(2)	978	1,038
RegS 6.550%, 4/3/34(4)	804	827
RegS 7.000%, 4/4/44(4)	720	745
		2,927

Dominican Republic—3.3%
Dominican Republic
144A 4.500%, 1/30/30(2)	369	343
144A 4.875%, 9/23/32(2)	2,669	2,449
144A 6.600%, 6/1/36(2)	1,026	1,046
144A 7.450%, 4/30/44(2)	1,195	1,304
RegS 5.950%, 1/25/27(4)	282	281
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
($ reported in thousands)
	Par Value(1)	Value

Dominican Republic—continued
RegS 4.500%, 1/30/30(4)	$ 1,143	$ 1,064
RegS 4.875%, 9/23/32(4)	1,055	968
RegS 5.300%, 1/21/41(4)	1,336	1,181
RegS 6.500%, 2/15/48(4)	259	257
		8,893

Ecuador—2.7%
Republic of Ecuador
144A 6.900%, 7/31/30(2)(5)	1,131	765
RegS 6.900%, 7/31/30(4)(5)	6,566	4,440
RegS 5.500%, 7/31/35(4)(5)	3,615	1,998
RegS 5.000%, 7/31/40(4)(5)	157	79
		7,282

Egypt—2.3%
Arab Republic of Egypt
144A 3.875%, 2/16/26(2)	155	149
144A 7.625%, 5/29/32(2)	3,647	3,264
144A 7.903%, 2/21/48(2)	1,609	1,223
144A 8.875%, 5/29/50(2)	1,127	934
RegS 8.700%, 3/1/49(4)	847	689
		6,259

El Salvador—0.7%
Republic of El Salvador
RegS 8.625%, 2/28/29(4)	663	679
RegS 8.250%, 4/10/32(4)	1,322	1,318
		1,997

Ethiopia—1.0%
Federal Republic of Ethiopia 144A 6.625%, 12/11/24(2)(6)	3,299	2,594
Gabon—0.3%
Republic of Gabon
144A 6.625%, 2/6/31(2)	383	297
144A 7.000%, 11/24/31(2)	505	394
		691

	Par Value(1)	Value

Ghana—0.9%
Republic of Ghana
RegS 0.000%, 7/3/26(4)(7)	$ 231	$ 216
RegS 5.000%, 7/3/29(4)(5)	1,748	1,532
RegS 5.000%, 7/3/35(4)(5)	840	596
		2,344

Guatemala—1.4%
Republic of Guatemala
144A 3.700%, 10/7/33(2)	2,196	1,818
144A 6.600%, 6/13/36(2)	1,040	1,054
144A 6.550%, 2/6/37(2)	989	997
		3,869

Honduras—1.0%
Honduras Government
144A 8.625%, 11/27/34(2)	2,271	2,264
RegS 6.250%, 1/19/27(4)	173	168
RegS 5.625%, 6/24/30(4)	438	390
		2,822

Hungary—2.0%
Hungary Government International Bond
144A 5.500%, 3/26/36(2)	1,976	1,894
144A 6.750%, 9/25/52(2)	1,455	1,533
RegS 2.125%, 9/22/31(4)	931	746
RegS 3.125%, 9/21/51(4)	582	360
Magyar Export-Import Bank Zrt 144A 6.125%, 12/4/27(2)	943	955
		5,488

India—0.3%
Export-Import Bank India RegS 2.250%, 1/13/31(4)	844	725
Indonesia—2.1%
Republic of Indonesia
4.650%, 9/20/32	909	884
4.750%, 9/10/34	1,793	1,748
5.100%, 2/10/54	1,173	1,125
144A 5.250%, 1/8/47(2)	425	419
RegS 6.750%, 1/15/44(4)	898	1,046

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
($ reported in thousands)
	Par Value(1)	Value

Indonesia—continued
RegS 5.125%, 1/15/45(4)	$ 332	$ 324
		5,546

Iraq—0.8%
Republic of Iraq RegS 5.800%, 1/15/28(4)	2,245	2,178
Ivory Coast—1.6%
Republic of Ivory Coast
144A 6.125%, 6/15/33(2)	669	607
RegS 5.875%, 10/17/31(4)	1,605EUR	1,601
RegS 5.750%, 12/31/32(4)(5)	174	165
RegS 6.625%, 3/22/48(4)	2,148EUR	1,851
		4,224

Jordan—0.9%
Kingdom of Jordan
144A 5.850%, 7/7/30(2)	616	585
144A 7.375%, 10/10/47(2)	1,202	1,117
RegS 7.375%, 10/10/47(4)	641	596
		2,298

Kazakhstan—0.8%
Republic of Kazakhstan 144A 4.714%, 4/9/35(2)	2,088	2,036
Kenya—0.7%
Republic of Kenya
144A 9.750%, 2/16/31(2)	745	745
144A 8.000%, 5/22/32(2)	868	795
RegS 7.250%, 2/28/28(4)	471	454
		1,994

Lebanon—0.2%
Lebanese Republic
RegS 5.800%, 4/14/20(4)(6)	1,561	144
RegS 8.250%, 4/12/21(4)(6)	3,735	345
RegS 6.400%, 5/26/23(4)(6)	1,325	123
		612

Mexico—1.3%
United Mexican States
4.500%, 4/22/29	527	510
6.350%, 2/9/35	415	419
	Par Value(1)	Value

Mexico—continued
6.000%, 5/7/36	$ 301	$ 294
4.750%, 3/8/44	325	260
5.000%, 4/27/51	686	547
6.400%, 5/7/54	1,586	1,498
		3,528

Morocco—0.7%
Kingdom of Morocco
144A 3.000%, 12/15/32(2)	951	786
144A 4.000%, 12/15/50(2)	1,233	861
RegS 4.000%, 12/15/50(4)	406	283
		1,930

Mozambique—0.1%
Republic of Mozambique 144A 9.000%, 9/15/31(2)(5)	490	407
Nigeria—2.2%
Republic of Nigeria
144A 6.500%, 11/28/27(2)	779	740
144A 6.125%, 9/28/28(2)	858	780
144A 8.375%, 3/24/29(2)	654	633
144A 7.143%, 2/23/30(2)	1,303	1,179
144A 7.875%, 2/16/32(2)	734	662
RegS 8.747%, 1/21/31(4)	1,145	1,096
RegS 7.375%, 9/28/33(4)	1,108	937
		6,027

Oman —0.7%
Oman Government International Bond
144A 5.625%, 1/17/28(2)	1,146	1,155
144A 6.000%, 8/1/29(2)	647	662
		1,817

Pakistan—0.7%
Islamic Republic of Pakistan
144A 6.000%, 4/8/26(2)	1,416	1,325
144A 6.875%, 12/5/27(2)	546	489
		1,814

Panama—3.0%
Panama Bonos del Tesoro 3.362%, 6/30/31	2,575	2,133

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
($ reported in thousands)
	Par Value(1)	Value

Panama—continued
Republic of Panama
3.875%, 3/17/28	$ 198	$ 186
3.160%, 1/23/30	1,452	1,255
2.252%, 9/29/32	1,972	1,454
6.400%, 2/14/35	382	368
6.700%, 1/26/36	999	987
8.000%, 3/1/38	1,156	1,224
6.853%, 3/28/54	422	388
4.500%, 1/19/63	279	181
		8,176

Papua New Guinea —0.1%
Papua New Guinea Government International Bond 144A 8.375%, 10/4/28(2)	261	257
Paraguay—0.8%
Republic of Paraguay
RegS 2.739%, 1/29/33(4)	1,506	1,255
RegS 6.100%, 8/11/44(4)	797	789
		2,044

Peru—1.7%
Republic of Peru
2.783%, 1/23/31	942	821
8.750%, 11/21/33	209	256
3.000%, 1/15/34	1,431	1,189
5.375%, 2/8/35	397	392
5.875%, 8/8/54	1,912	1,922
		4,580

Philippines—1.9%
Republic of Philippines
1.950%, 1/6/32	3,580	2,936
5.000%, 7/17/33	872	870
3.700%, 2/2/42	1,753	1,435
		5,241

Poland—2.8%
Republic of Poland
4.875%, 10/4/33	212	208
5.125%, 9/18/34	6,853	6,802
5.500%, 4/4/53	669	650
		7,660

Qatar—1.2%
State of Qatar
144A 3.750%, 4/16/30(2)	811	781
144A 5.750%, 1/20/42(2)	1,530	1,643
144A 4.400%, 4/16/50(2)	353	313
	Par Value(1)	Value

Qatar—continued
RegS 4.400%, 4/16/50(4)	$ 687	$ 608
		3,345

Romania—2.8%
Romania Government International Bond
144A 5.875%, 1/30/29(2)	2,212	2,190
144A 7.125%, 1/17/33(2)	560	580
144A 6.375%, 1/30/34(2)	1,022	1,000
144A 2.875%, 4/13/42(2)	821EUR	577
144A 4.000%, 2/14/51(2)	713	473
RegS 4.125%, 3/11/39(4)	201EUR	173
RegS 5.125%, 6/15/48(4)	2,782	2,207
RegS 4.000%, 2/14/51(4)	446	296
		7,496

Russia—0.0%
Russian Federation - Eurobond RegS 5.100%, 3/28/35(4)(6)(8)(9)	100	—
Saudi Arabia—4.3%
Gaci First Investment Co.
RegS 4.750%, 2/14/30(4)	2,500	2,480
RegS 4.875%, 2/14/35(4)	4,050	3,916
Saudi International Bond
144A 5.000%, 1/16/34(2)	1,139	1,138
144A 5.750%, 1/16/54(2)	2,644	2,607
144A 3.750%, 1/21/55(2)	1,029	732
RegS 3.750%, 1/21/55(4)	902	641
		11,514

Serbia—0.6%
Republic of Serbia
144A 2.125%, 12/1/30(2)	747	615
144A 6.000%, 6/12/34(2)	532	532
RegS 2.050%, 9/23/36(4)	504EUR	406
		1,553

South Africa—2.1%
Republic of South Africa
4.300%, 10/12/28	366	347
5.875%, 4/20/32	1,807	1,735

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
($ reported in thousands)
	Par Value(1)	Value

South Africa—continued
5.750%, 9/30/49	$ 1,562	$ 1,228
7.300%, 4/20/52	1,033	976
144A 7.100%, 11/19/36(2)	1,348	1,361
		5,647

Sri Lanka—1.1%
Republic of Sri Lanka
RegS 6.350%, 6/28/25(4)(6)	1,156	759
RegS 6.200%, 5/11/27(4)(6)	2,475	1,649
RegS 7.550%, 3/28/30(4)(6)	640	430
		2,838

Trinidad and Tobago—0.4%
Trinidad & Tobago Government International Bond 144A 6.400%, 6/26/34(2)	1,237	1,216
Turkey—4.1%
Hazine Mustesarligi Varl
144A 8.509%, 1/14/29(2)	1,387	1,494
RegS 9.758%, 11/13/25(4)	276	288
Republic of Turkiye
9.875%, 1/15/28	303	339
9.375%, 3/14/29	3,500	3,917
6.500%, 9/20/33	945	918
5.750%, 5/11/47	5,325	4,150
		11,106

Ukraine—1.3%
Ukraine Government Bond
144A 1.750%, 2/1/29(2)(5)	41	26
144A 0.000%, 2/1/30(2)(5)	112	57
144A 0.000%, 2/1/34(2)(5)	418	165
144A 0.000%, 2/1/35(2)(5)	3,398	1,981
144A 0.000%, 2/1/36(2)(5)	295	171
144A 1.750%, 2/1/36(2)(5)	500	251
RegS 0.000%, 2/1/30(4)(5)	52	27
RegS 0.000%, 2/1/34(4)(5)	196	77
RegS 1.750%, 2/1/34(4)(5)	479	251
RegS 0.000%, 2/1/35(4)(5)	165	96
RegS 1.750%, 2/1/35(4)(5)	281	144
	Par Value(1)	Value

Ukraine—continued
RegS 0.000%, 2/1/36(4)(5)	$ 138	$ 80
RegS 1.750%, 2/1/36(4)(5)	198	100
		3,426

United Arab Emirates—0.9%
Abu Dhabi Government International Bond 144A 3.000%, 9/15/51(2)	767	521
Finance Department Government of Sharjah 144A 4.000%, 7/28/50(2)	2,697	1,805
		2,326

Uruguay—1.4%
Republica Orient Uruguay
5.750%, 10/28/34	713	748
5.100%, 6/18/50	242	233
4.975%, 4/20/55	3,140	2,913
		3,894

Uzbekistan—0.0%
Uzbekistan International Bond 144A 5.375%, 5/29/27(2)	108EUR	115
Venezuela—0.3%
Bolivarian Republic of Venezuela
RegS 7.750%, 10/13/19(4)(6)	5,949	702
RegS 6.000%, 12/9/20(4)(6)	1,038	114
		816

Zambia—0.3%
Republic of Zambia
144A 5.750%, 6/30/33(2)(5)	550	487
144A 0.500%, 12/31/53(2)	517	293
		780

Total Foreign Government Securities (Identified Cost $198,253)		202,961

Convertible Bonds and Notes—0.1%
Tanzania—0.1%
HTA Group Ltd. RegS 2.875%, 3/18/27(4)	200	183
Total Convertible Bonds and Notes (Identified Cost $188)		183

Corporate Bonds and Notes—18.7%
Argentina—0.3%
Generacion Mediterranea S.A. 144A 11.000%, 11/1/31(2)	145	140

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
($ reported in thousands)
	Par Value(1)	Value

Argentina—continued
MSU Energy S.A. 144A 6.875%, 2/1/25(2)	$ 305	$ 299
YPF Energia Electrica S.A. 144A 7.875%, 10/16/32(2)	183	182
YPF S.A. 144A 9.500%, 1/17/31(2)	272	287
		908

Azerbaijan—0.2%
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(2)	481	488
Brazil—1.0%
3R Lux S.a.r.l. 144A 9.750%, 2/5/31(2)	258	270
FORESEA Holding S.A. 144A 7.500%, 6/15/30(2)	304	293
Iochpe-Maxion Austria GmbH 144A 5.000%, 5/7/28(2)	76	71
LD Celulose International GmbH 144A 7.950%, 1/26/32(2)	104	106
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)	311	257
Movida Europe S.A. 144A 7.850%, 4/11/29(2)	252	236
MV24 Capital B.V. 144A 6.748%, 6/1/34(2)	306	295
NewCo Holding USD 20 S.a.r.l. 144A 9.375%, 11/7/29(2)	211	213
OHI Group S.A. 144A 13.000%, 7/22/29(2)	245	244
Samarco Mineracao S.A. PIK 144A 9.000%, 6/30/31(2)(10)	229	222
Trident Energy Finance plc 144A 12.500%, 11/30/29(2)	166	175
Yinson Boronia Production B.V. 144A 8.947%, 7/31/42(2)	313	332
		2,714

Chile—0.9%
ATP Tower Holdings LLC 144A 4.050%, 4/27/26(2)	290	279
Banco de Credito e Inversiones S.A. 144A 7.500% (2)(11)	208	206
Chile Electricity Lux Mpc II S.a.r.l. 144A 5.580%, 10/20/35(2)	811	802
Empresa Nacional del Petroleo RegS 5.250%, 11/6/29(4)	1,138	1,121
		2,408

Colombia—0.6%
AL Candelaria -spain- S.A. RegS 5.750%, 6/15/33(4)	554	451
Banco Davivienda S.A.
144A 6.650%(2)(11)	147	122
RegS 6.650%(4)(11)	225	187
Banco GNB Sudameris S.A. 144A 7.500%, 4/16/31(2)	148	140
	Par Value(1)	Value

Colombia—continued
Geopark Ltd. 144A 5.500%, 1/17/27(2)	$ 157	$ 151
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(2)	236	223
SierraCol Energy Andina LLC 144A 6.000%, 6/15/28(2)	389	359
		1,633

Georgia—0.8%
Georgian Railway JSC 144A 4.000%, 6/17/28(2)	2,330	2,070
Ghana—0.3%
Kosmos Energy Ltd.
144A 8.750%, 10/1/31(2)	61	58
RegS 7.750%, 5/1/27(4)	150	145
Tullow Oil plc RegS 7.000%, 3/1/25(4)	610	582
		785

India—0.3%
Adani Electricity Mumbai Ltd. RegS 3.949%, 2/12/30(4)	294	242
Adani Ports & Special Economic Zone Ltd. 144A 3.100%, 2/2/31(2)	255	200
Adani Renewable Energy RJ Ltd. 144A 4.625%, 10/15/39(2)	276	204
Vedanta Resources Finance II plc
144A 10.875%, 9/17/29(2)	69	70
RegS 13.875%, 12/9/28(4)	47	47
		763

Indonesia—1.3%
Indonesia Asahan Aluminium PT 144A 5.800%, 5/15/50(2)	2,006	1,928
Medco Bell Pte Ltd. RegS 6.375%, 1/30/27(4)	70	70
Minejesa Capital B.V. 144A 5.625%, 8/10/37(2)	350	331
Pertamina Persero PT RegS 6.000%, 5/3/42(4)	561	567
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara RegS 5.250%, 10/24/42(4)	783	718
		3,614

Israel—0.1%
Energean Israel Finance Ltd. 144A, RegS 4.875%, 3/30/26(2)(4)	310	304
Kazakhstan—0.2%
QazaqGaz NC JSC 144A 4.375%, 9/26/27(2)	536	512
Kuwait—0.0%
NBK Tier 1 Financing 2 Ltd. 144A 4.500% (2)(11)	145	143

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
($ reported in thousands)
	Par Value(1)	Value

Macau—0.2%
Studio City Finance Ltd. 144A 5.000%, 1/15/29(2)	$ 610	$ 552
Malaysia—0.7%
Petronas Capital Ltd. RegS 4.550%, 4/21/50(4)	2,061	1,851
Mexico—5.6%
Banco Mercantil del Norte S.A. 144A 5.875% (2)(11)	428	409
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(2)	307	287
Braskem Idesa SAPI 144A 6.990%, 2/20/32(2)	267	200
Comision Federal de Electricidad
144A 6.450%, 1/24/35(2)	923	889
RegS 3.875%, 7/26/33(4)	2,614	2,153
Grupo Aeromexico SAB de C.V. 144A 8.625%, 11/15/31(2)	164	163
Petroleos Mexicanos
8.750%, 6/2/29	2,797	2,839
7.690%, 1/23/50	2,566	2,010
6.950%, 1/28/60	1,928	1,374
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(4)	5,246	4,695
		15,019

Nigeria—0.2%
Access Bank plc 144A 6.125%, 9/21/26(2)	150	143
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(2)	387	386
		529

Peru—0.5%
Banco de Credito del Peru S.A. 144A 3.125%, 7/1/30(2)	141	138
Peru Payroll Deduction Finance Ltd. RegS 0.000%, 11/1/29(4)(7)	805	684
Petroleos del Peru S.A. RegS 5.625%, 6/19/47(4)	968	630
		1,452

Saudi Arabia—0.9%
Saudi Arabian Oil Co. 144A 5.875%, 7/17/64(2)	2,620	2,554
South Africa—0.7%
Eskom Holdings SOC Ltd. 144A 8.450%, 8/10/28(2)	1,304	1,365
Prosus N.V. 144A 3.832%, 2/8/51(2)	150	100
Sasol Financing USA LLC 4.375%, 9/18/26	380	366
		1,831

	Par Value(1)	Value

Tanzania—0.1%
HTA Group Ltd. 144A 7.500%, 6/4/29(2)	$ 200	$ 203
Turkey—0.3%
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(2)	361	359
Sisecam UK plc 144A 8.250%, 5/2/29(2)	158	161
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(2)	199	206
Zorlu Enerji Elektrik Uretim AS 144A 11.000%, 4/23/30(2)	100	100
		826

Ukraine—0.2%
NPC Ukrenergo 144A 6.875%, 11/9/28(2)(6)	502	340
State Savings Bank of Ukraine Via SSB #1 plc RegS 9.625%, 3/20/25(3)(4)(5)	35	33
VF Ukraine PAT via VFU Funding plc 144A 6.200%, 2/11/25(2)(3)	200	187
		560

United Arab Emirates—2.1%
Abu Dhabi Crude Oil Pipeline LLC 144A 4.600%, 11/2/47(2)	200	181
DAE Funding LLC 144A 3.375%, 3/20/28(2)	593	559
DP World Ltd.
144A 6.850%, 7/2/37(2)	491	541
144A 4.700%, 9/30/49(2)	436	369
RegS 4.700%, 9/30/49(4)	500	423
DP World Salaam RegS 6.000% (4)(11)	2,145	2,136
Emirates REIT Sukuk II Ltd. RegS 11.000%, 12/12/25(4)	136	135
MAF Global Securities Ltd. RegS 6.375% (4)(11)	250	250
MDGH GMTN RSC Ltd. 144A 5.875%, 5/1/34(2)	914	970
		5,564

Uzbekistan—0.9%
Uzauto Motors AJ 144A 4.850%, 5/4/26(2)	2,484	2,371
Venezuela—0.2%
Petroleos de Venezuela S.A. RegS 6.000%, 11/15/26(4)(6)	5,878	547
Vietnam—0.1%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	226	216
Total Corporate Bonds and Notes (Identified Cost $51,056)		50,417

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
($ reported in thousands)
	Shares	Value
Affiliated Mutual Funds—1.7%
Fixed Income Funds—1.7%
Virtus Stone Harbor Emerging Markets Bond Fund Class I(12)(13)	260,911	$ 2,093
Virtus Stone Harbor Local Markets Fund Class I(12)(13)(14)	306,586	2,486
Total Affiliated Mutual Funds (Identified Cost $4,486)		4,579

Purchased Options—0.0%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $155)		135

	Par Value(1)
Credit Linked Notes—1.3%
Iraq—1.3%
Republic of Iraq
(Counterparty: BOA) 2.536%, 1/1/28(8)(15)	226,700JPY	1,424
(Counterparty: BOA) 3.404%, 1/1/28(8)(15)	103,291JPY	647
(Counterparty: BOA) 3.540%, 1/6/28(8)(15)	222,625JPY	1,398
Total Credit Linked Notes (Identified Cost $5,365)		3,469

Total Long-Term Investments—97.1% (Identified Cost $259,503)		261,744

TOTAL INVESTMENTS—97.1% (Identified Cost $259,503)		$261,744
Other assets and liabilities, net—2.9%		7,941
NET ASSETS—100.0%		$269,685

Abbreviations:
DAC	Designated Activity Company
GMTN	Global Medium Term Note
JSC	Joint Stock Company
LLC	Limited Liability Company
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, these securities amounted to a value of $96,886 or 35.9% of net assets.
(3)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of November 30, 2024.
(6)	Security in default; no interest payments are being received.
(7)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(10)	100% of the income received was in PIK.
(11)	No contractual maturity date.
(12)	Affiliated investment. See Note 4G in Notes to Financial Statements.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Non-income producing.
(15)	Variable rate security. Rate disclosed is as of November 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Counterparties:
BOA	Bank of America
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
CNH	Chinese Yuan Offshore
EUR	Euro
JPY	Japanese Yen
TRY	Turkish Lira
USD	United States Dollar

Country Weightings†
Mexico	7%
Saudi Arabia	5
Turkey	5
Colombia	4
Indonesia	4
Brazil	3
Dominican Republic	3
Other	69
Total	100%
† % of total investments as of November 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
($ reported in thousands)
Open purchased option contracts as of November 30, 2024 were as follows:
Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Call USD 2,208 versus Put CNH 16,284	GS	2,208,340	$16,284	7.37	05/14/25	$19
Call USD 3,811 versus Put CNH 28,097	GS	3,811,000	28,097	7.37	05/30/25	34
Put Option(2)
Put AUD 9,565 versus Call USD 5,996	GS	9,565,000	5,996	0.63	05/30/25	82
Total						$135

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Over-the-counter options.

Forward foreign currency exchange contracts as of November 30, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	950	USD	1,007	JPM	01/10/25	$—	$(1)
TRY	94,000	USD	2,655	JPM	12/11/24	20	—
USD	3,566	JPY	521,467	JPM	01/10/25	60	—
USD	8,451	EUR	7,793	JPM	01/10/25	200	—
Total						$280	$(1)
The following table summarizes the value of the Fund’s investments as of November 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at November 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$202,961	$—	$202,961	$—(1)
Convertible Bonds and Notes	183	—	183	—
Corporate Bonds and Notes	50,417	—	50,417	—
Credit Linked Notes	3,469	—	—	3,469
Affiliated Mutual Funds	4,579	4,579	—	—
Other Financial Instruments:
Purchased Options	135	—	135	—
Forward Foreign Currency Exchange Contracts*	280	—	280	—
Total Assets	262,024	4,579	253,976	3,469
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contract*	(1)	—	(1)	—
Total Liabilities	(1)	—	(1)	—
Total Investments	$262,023	$4,579	$253,975	$3,469

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Forward Foreign Currency Exchange Contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of zero ($0) were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Credit Linked Notes	Foreign Government Securities
Investments in Securities
Balance as of May 31, 2024:	$ 3,730	$ 3,730	$ —
Accrued discount/(premium)	42	42	—
Net realized gain (loss)	(270)	(270)	—
Net change in unrealized appreciation (depreciation)(a)	395	459	(64)
Sales(b)	(492)	(492)	—
Transfers into Level 3(c)	64	—	64
Balance as of November 30, 2024	$ 3,469	$ 3,469	$ —(d)
(a) The net change in unrealized appreciation (depreciation) on investments still held at November 30, 2024, was $395.
(b) Includes paydowns on securities.
(c) “Transfers into and/or from” represent the ending value as of November 30, 2024 for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(d) Includes internally fair valued securities currently priced at zero ($0).
See Notes to Financial Statements

Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—87.5%
Brazil—9.6%
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/25	770BRL	$ 128
Series F 10.000%, 1/1/31	5,600BRL	799
		927

Chile—0.8%
Bonos Tesoreria Pesos
5.000%, 3/1/35	65,000CLP	64
144A, RegS 5.000%, 10/1/28(2)(3)	15,000CLP	15
		79

China—4.8%
China Government Bond
3.130%, 11/21/29	120CNY	18
2.890%, 11/18/31	450CNY	66
2.670%, 5/25/33	1,640CNY	239
3.720%, 4/12/51	810CNY	145
		468

Colombia—5.4%
Bogota Distrio Capital RegS 9.750%, 7/26/28(3)	1,091,000COP	238
Titulos De Tesoreria
9.250%, 5/28/42	1,130,000COP	211
7.250%, 10/26/50	480,000COP	70
		519

Czech Republic—4.9%
Czech Republic
0.250%, 2/10/27	740CZK	29
2.750%, 7/23/29	2,100CZK	85
1.750%, 6/23/32	4,540CZK	164
RegS 4.200%, 12/4/36(3)	4,540CZK	193
		471

Hungary—1.7%
Hungary Government Bond 4.750%, 11/24/32	70,400HUF	165
India—6.0%
India Government Bond
7.180%, 8/14/33	11,200INR	135
6.670%, 12/17/50	11,800INR	133
Inter-American Development Bank 7.350%, 10/6/30	26,000INR	312
		580

Indonesia—9.8%
Indonesia Government Bond
6.500%, 6/15/25	3,010,000IDR	190
9.000%, 3/15/29	2,140,000IDR	146
6.375%, 4/15/32	3,300,000IDR	202
	Par Value(1)	Value

Indonesia—continued
8.375%, 3/15/34	1,608,000IDR	$ 110
7.500%, 5/15/38	3,278,000IDR	214
8.375%, 4/15/39	1,160,000IDR	82
		944

Malaysia—9.9%
Malaysia Government Bond
3.906%, 7/15/26	801MYR	182
3.900%, 11/30/26	90MYR	20
3.885%, 8/15/29	1,030MYR	235
2.632%, 4/15/31	1,135MYR	239
3.582%, 7/15/32	245MYR	54
4.893%, 6/8/38	785MYR	193
4.696%, 10/15/42	145MYR	35
		958

Mexico—9.4%
Mex Bonos Desarr
7.750%, 5/29/31	1,500MXN	67
7.750%, 11/23/34	8,030MXN	342
7.750%, 11/13/42	6,870MXN	269
8.000%, 11/7/47	5,780MXN	228
		906

Peru—2.1%
Bonos De Tesoreria
6.150%, 8/12/32	640PEN	170
5.400%, 8/12/34	49PEN	12
5.350%, 8/12/40	90PEN	20
		202

Poland—4.5%
Poland Government Bond
7.500%, 7/25/28	480PLN	128
1.750%, 4/25/32	1,625PLN	312
		440

Romania—3.0%
Romania Government Bond
8.000%, 4/29/30	1,100RON	240
4.750%, 10/11/34	290RON	51
		291

South Africa—9.1%
Republic of South Africa
8.500%, 1/31/37	8,700ZAR	416
6.500%, 2/28/41	8,080ZAR	306
8.750%, 1/31/44	3,370ZAR	154
		876

Thailand—4.8%
Thailand Government Bond
2.000%, 12/17/31	2,600THB	75
3.775%, 6/25/32	4,380THB	141
3.300%, 6/17/38	5,410THB	171
See Notes to Financial Statements

Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
($ reported in thousands)
	Par Value(1)	Value

Thailand—continued
4.675%, 6/29/44	2,180THB	$ 82
		469

Turkey—1.5%
Turkiye Government Bond 31.080%, 11/8/28	5,100TRY	147
Uruguay—0.2%
Republica Orient Uruguay 8.250%, 5/21/31	950UYU	20
Total Foreign Government Securities (Identified Cost $8,713)		8,462

Corporate Bonds and Notes—2.4%
Poland—2.4%
Kreditanstalt fuer Wiederaufbau 0.625%, 7/25/25	1,000PLN	238
Total Corporate Bonds and Notes (Identified Cost $251)		238

Total Long-Term Investments—89.9% (Identified Cost $8,964)		8,700

Short-Term Investment—0.4%
Foreign Government Security—0.4%
Kazakhstan—0.4%
National Bank of Kazakhstan Note 0.000%, 12/11/24(4)	17,100KZT	33
Total Short-Term Investment (Identified Cost $34)		33

TOTAL INVESTMENTS—90.3% (Identified Cost $8,998)		$8,733
Other assets and liabilities, net—9.7%		940
NET ASSETS—100.0%		$9,673

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, these securities amounted to a value of $15 or 0.2% of net assets.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counterparties:
CITI	Citigroup Global Markets
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Country Weightings†
Malaysia	11%
Indonesia	11
Brazil	11
Mexico	10
South Africa	10
Poland	8
India	7
Other	32
Total	100%
† % of total investments as of November 30, 2024.

See Notes to Financial Statements

Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024
($ reported in thousands)
Forward foreign currency exchange contracts as of November 30, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	170	USD	28	JPM	01/03/25	$—	$— (1)
CLP	135,000	USD	144	JPM	12/10/24	—	(5)
CNH	2,510	USD	354	JPM	12/09/24	—	(8)
COP	935,000	USD	213	CITI	12/06/24	—	(2)
CZK	1,400	USD	58	JPM	01/16/25	1	—
HUF	32,700	USD	84	GS	01/16/25	—	(1)
IDR	920,000	USD	58	JPM	01/13/25	—	(1)
INR	15,400	USD	182	JPM	01/15/25	—	— (1)
MXN	5,720	USD	275	JPM	01/21/25	4	—
MYR	210	USD	49	GS	12/09/24	—	(2)
PLN	100	USD	25	JPM	01/14/25	—	— (1)
RON	160	USD	35	JPM	12/12/24	—	(1)
RUB	2,700	USD	27	GS	12/09/24	—	(2)
THB	10,660	USD	317	GS	01/14/25	—	(5)
TRY	8,420	USD	235	JPM	12/11/24	5	—
USD	220	COP	935,000	CITI	12/06/24	9	—
USD	43	CNH	310	JPM	12/09/24	—(1)	—
USD	47	MYR	210	GS	12/09/24	—	— (1)
USD	28	RUB	2,700	GS	12/09/24	3	—
USD	142	TRY	5,000	JPM	12/11/24	—	— (1)
USD	74	RON	340	JPM	12/12/24	2	—
USD	147	BRL	850	JPM	01/03/25	6	—
USD	50	THB	1,700	GS	01/14/25	—	— (1)
USD	124	CZK	2,970	JPM	01/16/25	—	— (1)
USD	20	HUF	8,000	GS	01/16/25	—(1)	—
USD	246	MXN	4,960	JPM	01/21/25	4	—
USD	245	ZAR	4,350	JPM	01/21/25	5	—
USD	212	COP	935,000	CITI	01/27/25	2	—
ZAR	3,000	USD	165	JPM	01/21/25	1	—
Total						$42	$(27)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of November 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at November 30, 2024	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$8,495	$8,495
Corporate Bonds and Notes	238	238
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	42	42
Total Assets	8,775	8,775
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	(27)	(27)
Total Liabilities	(27)	(27)
Total Investments	$8,748	$8,748
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at November 30, 2024.
There were no transfers into or out of Level 3 related to securities held at November 30, 2024.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited)
November 30, 2024
(Reported in thousands except shares and per share amounts)
	Stone Harbor Emerging Markets Bond Fund	Stone Harbor Emerging Markets Debt Income Fund	Stone Harbor Local Markets Fund
Assets
Investment in securities at value(1)	$7,045	$257,165	$8,733
Investment in affiliates at value(2)	—	4,579	—
Foreign currency at value(3)	—	—(a)	110
Cash	201	3,987	344
Unrealized appreciation on forward foreign currency exchange contracts	—	280	42
Receivables
Investment securities sold	—	—	387
Fund shares sold	—	1	—
Dividends and interest	95	3,871	206
Receivable from adviser	4	—	4
Tax reclaims	—(a)	16	13
Prepaid Trustees’ retainer	—(a)	6	—(a)
Prepaid expenses	11	10	12
Other assets	1	42	2
Total assets	7,357	269,957	9,853
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	—	1	27
Payables
Investment securities purchased	73	—	97
Investment advisory fees	—	93	—
Distribution and service fees	—(a)	—(a)	—(a)
Administration and accounting fees	1	23	1
Transfer agent and sub-transfer agent fees and expenses	—(a)	9	—(a)
Professional fees	45	55	53
Trustee deferred compensation plan	1	42	2
Interest expense and/or commitment fees	—(a)	2	—(a)
Other accrued expenses	10	47	—
Total liabilities	130	272	180
Commitments and contingencies (Note 4D)	—	—	—
Net Assets	$7,227	$269,685	$9,673
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$12,088	$770,978	$207,175
Accumulated earnings (loss)	(4,861)	(501,293)	(197,502)
Net Assets	$7,227	$269,685	$9,673
Net Assets:
Class A	$155	$159	$104
Class I	$7,072	$269,526	$9,569
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	19,365	21,032	12,970
Class I	881,421	35,961,580	1,179,390
Net Asset Value and Redemption Price Per Share:*
Class A	$8.00	$7.54	$8.05
Class I	$8.02	$7.49	$8.11
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
November 30, 2024
(Reported in thousands except shares and per share amounts)
	Stone Harbor Emerging Markets Bond Fund	Stone Harbor Emerging Markets Debt Income Fund	Stone Harbor Local Markets Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$8.31	$7.83	$8.36
Maximum Sales Charge - Class A	3.75%	3.75%	3.75%
(1) Investment in securities at cost	$6,967	$255,017	$8,998
(2) Investment in affiliates at cost	$—	$4,486	$—
(3) Foreign currency at cost	$—	$—(a)	$110

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited)
SIX MONTHS ENDED November 30, 2024
($ reported in thousands)
	Stone Harbor Emerging Markets Bond Fund	Stone Harbor Emerging Markets Debt Income Fund	Stone Harbor Local Markets Fund
Investment Income
Dividends	$5	$144	$6
Dividends from affiliates	—	65	—
Interest	249	9,111	272
Foreign taxes withheld	(2)	(8)	(2)
Total investment income	252	9,312	276
Expenses
Investment advisory fees	30	779	30
Distribution and service fees, Class A	—(a)	—(a)	—(a)
Administration and accounting fees	7	136	8
Transfer agent fees and expenses	2	55	2
Sub-transfer agent fees and expenses, Class A	—(a)	—(a)	—
Sub-transfer agent fees and expenses, Class I	—(a)	92	—(a)
Custodian fees	2	5	6
Printing fees and expenses	3	20	3
Professional fees	17	27	19
Interest expense and/or commitment fees	—(a)	1	—(a)
Registration fees	11	15	10
Trustees’ fees and expenses	—(a)	12	—(a)
Miscellaneous expenses	11	25	9
Total expenses	83	1,167	87
Less net expenses reimbursed and/or waived by investment adviser(1)	(48)	(231)	(47)
Net expenses	35	936	40
Net investment income (loss)	217	8,376	236
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	42	(4,205)	9
Investments in affiliates	—	(82)	—
Foreign currency transactions	—	(94)	(51)
Foreign capital gains tax	—	—	—(a)
Forward foreign currency exchange contracts	—	(92)	36
Swaps	—	(1)	—
Net change in unrealized appreciation (depreciation) on:
Investments	79	12,246	(162)
Investments in affiliates	—	134	—
Foreign currency transactions	—	(4)	(95)
Forward foreign currency exchange contracts	—	451	17
Net realized and unrealized gain (loss) on investments	121	8,353	(246)
Net increase (decrease) in net assets resulting from operations	$338	$16,729	$(10)

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)
	Stone Harbor Emerging Markets Bond Fund		Stone Harbor Emerging Markets Debt Income Fund
	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$217	$520	$8,376	$22,532
Net realized gain (loss)	42	(266)	(4,474)	(46,066)
Net change in unrealized appreciation (depreciation)	79	706	12,827	75,226
Increase (decrease) in net assets resulting from operations	338	960	16,729	51,692
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(4)	(8)	(4)	(9)
Class I	(200)	(620)	(8,280)	(37,141)
Total dividends and distributions to shareholders	(204)	(628)	(8,284)	(37,150)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	4	50	62	—(a)
Class I	212	(1,307)	4,054	(171,943)
Increase (decrease) in net assets from capital transactions	216	(1,257)	4,116	(171,943)
Net increase (decrease) in net assets	350	(925)	12,561	(157,401)
Net Assets
Beginning of period	6,877	7,802	257,124	414,525
End of Period	$7,227	$6,877	$269,685	$257,124

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	Stone Harbor Local Markets Fund
	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$236	$832
Net realized gain (loss)	(6)	(833)
Net change in unrealized appreciation (depreciation)	(240)	767
Increase (decrease) in net assets resulting from operations	(10)	766
Change in Net Assets from Capital Transactions (See Note 6):
Class I	2,344	(8,866)
Increase (decrease) in net assets from capital transactions	2,344	(8,866)
Net increase (decrease) in net assets	2,334	(8,100)
Net Assets
Beginning of period	7,339	15,439
End of Period	$9,673	$7,339
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Stone Harbor Emerging Markets Bond Fund
Class A
6/1/24 to 11/30/24(8)	$7.85	0.24	0.13	0.37	(0.22)	(0.22)	0.15	$8.00	4.77%	$155	1.25%	2.67%	5.94%	28%
6/1/23 to 5/31/24	7.61	0.45	0.35	0.80	(0.56)	(0.56)	0.24	7.85	10.93	149	1.25	2.40	5.79	69
6/1/22 to 5/31/23	7.89	0.41	(0.36)	0.05	(0.33)	(0.33)	(0.28)	7.61	0.71	96	1.25 (9)	2.25	5.49	31
4/11/22(10) to 5/31/22	8.16	0.05	(0.22)	(0.17)	(0.10)	(0.10)	(0.27)	7.89	(2.10)	97	1.27 (11)	3.15	4.50	14 (12)
Class I
6/1/24 to 11/30/24(8)	$7.87	0.25	0.13	0.38	(0.23)	(0.23)	0.15	$8.02	4.90%	$7,072	1.01% (13)	2.36%	6.19%	28%
6/1/23 to 5/31/24	7.63	0.46	0.36	0.82	(0.58)	(0.58)	0.24	7.87	11.17	6,728	1.00	2.13	6.01	69
6/1/22 to 5/31/23	7.91	0.43	(0.37)	0.06	(0.34)	(0.34)	(0.28)	7.63	0.91	7,706	1.00 (9)	2.21	5.75	31
6/1/21 to 5/31/22	9.25	0.40	(1.33)	(0.93)	(0.41)	(0.41)	(1.34)	7.91	(10.40)	6,961	1.02 (11)	3.21	4.49	14
6/1/20 to 5/31/21	8.17	0.45	1.10	1.55	(0.47)	(0.47)	1.08	9.25	19.25	6,694	1.01 (13)	3.46	4.99	55
6/1/19 to 5/31/20	8.82	0.42	(0.64)	(0.22)	(0.43)	(0.43)	(0.65)	8.17	(2.71)	5,666	1.01 (13)	1.95	4.68	168

Stone Harbor Emerging Markets Debt Income Fund
Class A
6/1/24 to 11/30/24(8)	$7.29	0.23	0.25	0.48	(0.23)	(0.23)	0.25	$7.54	6.64%	$159	1.00%	1.10%	6.17%	61%
6/1/23 to 5/31/24	6.90	0.46	0.61	1.07	(0.68)	(0.68)	0.39	7.29	16.31	93	1.00	1.10	6.57	123
6/1/22 to 5/31/23	7.63	0.49	(0.65)	(0.16)	(0.57)	(0.57)	(0.73)	6.90	(1.96)	88	1.01 (9)	1.10	7.04	131
4/11/22(10) to 5/31/22	8.06	0.06	(0.38)	(0.32)	(0.11)	(0.11)	(0.43)	7.63	(3.93)	95	1.02 (13)	1.10	6.09	104 (12)
Class I
6/1/24 to 11/30/24(8)	$7.24	0.24	0.25	0.49	(0.24)	(0.24)	0.25	$7.49	6.80%	$269,526	0.72%	0.90%	6.45%	61%
6/1/23 to 5/31/24	6.91	0.48	0.60	1.08	(0.75)	(0.75)	0.33	7.24	16.57	257,031	0.72	0.88	6.90	123
6/1/22 to 5/31/23	7.63	0.51	(0.65)	(0.14)	(0.58)	(0.58)	(0.72)	6.91	(1.64)	414,437	0.73 (9)	0.82	7.27	131
6/1/21 to 5/31/22	9.82	0.46	(2.18)	(1.72)	(0.47)	(0.47)	(2.19)	7.63	(18.08)	731,029	0.74 (13)	0.75	4.96	104
6/1/20 to 5/31/21	8.92	0.51	0.85	1.36	(0.46)	(0.46)	0.90	9.82	15.31	1,396,895	0.73 (13)	0.73	5.18	106
6/1/19 to 5/31/20	9.73	0.47	(0.74)	(0.27)	(0.54)	(0.54)	(0.81)	8.92	(3.02)	1,094,713	0.72 (13)	0.72	4.89	118

Stone Harbor Local Markets Fund
Class A
6/1/24 to 11/30/24(8)	$8.05	0.24	(0.24)	—	—	—	—	$8.05	— %	$104	1.25%	2.44%	5.75%	44%
6/1/23 to 5/31/24	7.69	0.47	(0.11)	0.36	—	—	0.36	8.05	4.68	104	1.25	1.90	5.92	133
6/1/22 to 5/31/23	7.51	0.47	(0.29)	0.18	—	—	0.18	7.69	2.40	100	1.19 (9)(13)	1.26	6.35	112
4/11/22(10) to 5/31/22	7.71	0.05	(0.25)	(0.20)	—	—	(0.20)	7.51	(2.59)	97	1.27 (13)	1.53	5.24	67 (12)
Class I
6/1/24 to 11/30/24(8)	$8.10	0.25	(0.24)	0.01	—	—	0.01	$8.11	0.12%	$9,569	1.00%	2.18%	5.99%	44%
6/1/23 to 5/31/24	7.72	0.49	(0.11)	0.38	—	—	0.38	8.10	4.92	7,235	1.00	1.65	6.16	133
6/1/22 to 5/31/23	7.51	0.47	(0.26)	0.21	—	—	0.21	7.72	2.80	15,339	0.99 (9)(13)	1.08	6.35	112
6/1/21 to 5/31/22	9.03	0.41	(1.93)	(1.52)	—	—	(1.52)	7.51	(16.83)	77,005	1.01 (13)	1.14	4.87	67
6/1/20 to 5/31/21	8.34	0.40	0.29	0.69	—	—	0.69	9.03	8.27	160,992	1.01 (13)	1.04	4.60	95
6/1/19 to 5/31/20	8.30	0.47	(0.42)	0.05	(0.01)	(0.01)	0.04	8.34	0.59	329,596	0.96 (13)	0.96	5.53	103

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)(Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the semiannual report.
(4)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Unaudited.
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	Inception date.
(11)	Includes borrowing costs of 0.02% to average net assets.
(12)	Portfolio turnover is representative of the Fund for the entire period.
(13)	Includes borrowing costs of 0.01% to average net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2024
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, 18 funds of the Trust are offered for sale, of which three (each a “Fund” or collectively, the “Funds”) are reported in these financial statements. Each Fund has a distinct investment objective and is diversified, except Stone Harbor Local Markets Fund which is non-diversified. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares and Class I shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. Class I shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2024
value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2024
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
G.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
H.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
I.	Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.
J.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
K.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2024

A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
L.	Credit Linked Notes
The Funds may invest in credit linked notes to obtain economic exposure to high yield, emerging markets or other securities. Investments in a credit linked note typically provide the holder with a return based on the return of an underlying reference instrument, such as an emerging market bond. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. In addition to the risks associated with the underlying reference instrument, an investment in a credit linked note is also subject to liquidity risk, market risk, interest rate risk and the risk that the counterparty will be unwilling or unable to meet its obligations under the note.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for forward foreign currency contracts.”
During the six months ended November 30, 2024, the Stone Harbor Emerging Markets Debt Income Fund and Stone Harbor Local Markets Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
B.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds may purchase or write both put and call options on portfolio securities. When doing so, the Fund is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. As the writer of a covered call

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2024
option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.
During the six months ended November 30, 2024, Stone Harbor Emerging Markets Debt Income Fund invested in purchased call and put options contracts in an attempt to manage foreign currency risk and with the purpose of generating realized gains.
C.	Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the Over-the-Counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Over-the-counter swaps at value” and as “Variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net Change in unrealized appreciation (depreciation) on swaps” in the Statement of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for swaps.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2024
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at November 30, 2024:
Statement Line Description	Primary Risk	Stone Harbor Emerging Markets Debt Income Fund	Stone Harbor Local Markets Fund
Asset Derivatives
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	$280	$42
Purchased options at value(1)	Foreign currency contracts	135	—
Total Assets		$415	$42
Liability Derivatives
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	$(1)	$(27)
Total Liabilities		$(1)	$(27)

(1) Amount included in Investment in securities at value.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the six months ended November 30, 2024:
Statement Line Description	Primary Risk	Stone Harbor Emerging Markets Debt Income Fund	Stone Harbor Local Markets Fund
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	Foreign currency contracts	$(92)	$36
Swaps	Credit contracts	(1)	—
Total		$(93)	$36
Net Change in Unrealized Appreciation (Depreciation) on
Purchased options(1)	Foreign currency contracts	$(30)	$—
Forward foreign currency exchange contracts	Foreign currency contracts	451	17
Total		$421	$17

(1) Amount included in Net change in unrealized appreciation (depreciation) on investments.
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the six months ended November 30, 2024:
	Stone Harbor Emerging Markets Debt Income Fund	Stone Harbor Local Markets Fund
Purchased Options(1)	$197	$—
Forward Foreign Currency Exchange Purchase Contracts(2)	2,094	2,704
Forward Foreign Currency Exchange Sale Contracts(2)	10,718	1,973
(1) Average premium amount.
(2) Average notional amount.
D.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2024
While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of November 30, 2024:

At November 30, 2024, the Funds’ derivative assets and liabilities (by type) are as follows:
	Stone Harbor Emerging Markets Debt Income Fund		Stone Harbor Local Markets Fund
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$280	$1	$42	$27
Purchased options	135	—	—	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$415	$1	$42	$27
Derivatives not subject to a MNA or similar agreement	—	—	—	—
Total assets and liabilities subject to a MNA	$415	$1	$42	$27

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2024
Stone Harbor Emerging Markets Debt Income Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Goldman Sachs & Co.	$135	$—	$—	$—	$135
JPMorgan Chase Bank N.A.	280	(1)	—	—	279
Total	$415	$(1)	$—	$—	$414
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
JPMorgan Chase Bank N.A.	$1	$(1)	$—	$—	$—
Total	$1	$(1)	$—	$—	$—

Stone Harbor Local Markets Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Citigroup Global Markets	$11	$(2)	$—	$—	$9
Goldman Sachs & Co.	3	(3)	—	—	—
JPMorgan Chase Bank N.A.	28	(15)	—	—	13
Total	$42	$(20)	$—	$—	$22
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Citigroup Global Markets	$2	$(2)	$—	$—	$—
Goldman Sachs & Co.	10	(3)	—	—	7
JPMorgan Chase Bank N.A.	15	(15)	—	—	—
Total	$27	$(20)	$—	$—	$7

(1)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2024
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Alternative Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Fund	Advisory Fee
Stone Harbor Emerging Markets Bond Fund	0.85%
Stone Harbor Emerging Markets Debt Income Fund	0.60
Stone Harbor Local Markets Fund	0.75
During the six months ended November 30, 2024, the Stone Harbor Emerging Markets Debt Income Fund invested a portion of its assets in Stone Harbor Emerging Markets Bond Fund and Stone Harbor Local Markets Fund, each an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Stone Harbor Emerging Markets Debt Income Fund on the assets invested in the Stone Harbor Emerging Markets Bond Fund and Stone Harbor Local Markets Fund. For the six months ended November 30, 2024, the waiver amounted to $14 for Stone Harbor Emerging Markets Debt Income Fund. This waiver was in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statements of Operations in “Less net expenses reimbursed and/or waived by investment adviser.”
B.	Subadviser
Stone Harbor Investment Partners (the “Subadviser”), a division of Virtus Fixed Income Advisers LLC (“VFIA”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of the Funds, for which it is paid a fee by the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through September 30, 2025. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class I
Stone Harbor Emerging Markets Bond Fund	1.25%	1.00%
Stone Harbor Emerging Markets Debt Income Fund	1.00	0.72
Stone Harbor Local Markets Fund	1.25	1.00
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses other than those of funds managed by the Funds’ subadviser, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending November 30:

	Expiration
Fund	2025	2026	2027	2028	Total
Stone Harbor Emerging Markets Bond Fund
Class A	$ — (1)	$ 1	$ 1	$ 1	$ 3
Class I	73	85	96	47	301
Stone Harbor Emerging Markets Debt Income Fund
Class A	—	— (1)	— (1)	— (1)	— (1)
Class I	94	438	444	217	1,193

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2024
	Expiration
Fund	2025	2026	2027	2028	Total
Stone Harbor Local Markets Fund
Class A	$—	$— (1)	$1	$1	$2
Class I	75	59	87	46	267
(1)	Amount is less than $500 (not in thousands).
During the six months ended November 30, 2024, the Adviser did not recapture any expenses previously waived.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended November 30, 2024, it retained net commissions of $—(1) for Class A shares and CDSC of $10 and $10 for Class A shares and Class I shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan, at the annual rate of 0.25% of the average daily net assets of such Fund’s Class A shares. Class I shares are not subject to a 12b-1 plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1)Amount is less than $500 (not in thousands).
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended November 30, 2024, the Funds incurred administration fees totaling $130 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended November 30, 2024, the Funds incurred transfer agent fees totaling $58 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the six months ended November 30, 2024, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this Note. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of the Funds’ total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the six months ended November 30, 2024, is as follows:

	Value, beginning of period	Purchases(1)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Stone Harbor Emerging Markets Debt Income Fund
Affiliated Mutual Funds—1.7%(2)
Virtus Stone Harbor Emerging Markets Bond Fund Class I(3)	$2,529	$65	$550	$(82)	$131	$2,093	260,911	$65	$—

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2024
	Value, beginning of period	Purchases(1)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Stone Harbor Emerging Markets Debt Income Fund
Virtus Stone Harbor Local Markets Fund Class I(3),(4)	$2,483	$—	$—	$—	$3	$2,486	306,586	$—	$—
Total	$5,012	$65	$550	$(82)	$134	$4,579		$65	$—
Footnote Legend:
(1)	Includes reinvested dividends from income and capital gain distributions.
(2)	The Stone Harbor Emerging Markets Debt Income Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At November 30, 2024, the Fund was the owner of record of 29% of the Virtus Stone Harbor Emerging Markets Bond Fund Class I shares and the owner of record of 26% of the Virtus Stone Harbor Local Markets Fund Class I shares.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Non-income producing.
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at November 30, 2024.
I.	Trustee Fee
For the six months ended November 30, 2024, the Funds incurred independent Trustee’s fees totaling $12 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, forward currency contracts, and short-term securities) during the six months ended November 30, 2024, were as follows:
	Purchases	Sales
Stone Harbor Emerging Markets Bond Fund	$2,002	$1,877
Stone Harbor Emerging Markets Debt Income Fund	158,308	153,823
Stone Harbor Local Markets Fund	5,984	3,270
There were no purchases or sales of long-term U.S. government and agency securities during the six months ended November 30, 2024.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2024
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Stone Harbor Emerging Markets Bond Fund				Stone Harbor Emerging Markets Debt Income Fund
	Six Months Ended November 30, 2024 (Unaudited)		Year Ended May 31, 2024		Six Months Ended November 30, 2024 (Unaudited)		Year Ended May 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	4	$35	7	$52	17	$127	—	$—
Reinvestment of distributions	—(1)	1	—(1)	1	—(1)	1	—(1)	—(2)
Shares repurchased and cross class conversions	(4)	(32)	(—) (1)	(3)	(9)	(66)	—	—
Net Increase / (Decrease)	—(1)	$4	7	$50	8	$62	—(1)	$—(2)
Class I
Shares sold and cross class conversions	143	$1,147	382	$2,903	3,687	$27,708	9,242	$64,978
Reinvestment of distributions	25	200	81	620	873	6,471	4,411	30,569
Shares repurchased and cross class conversions	(141)	(1,135)	(619)	(4,830)	(4,076)	(30,125)	(38,110)	(267,490)
Net Increase / (Decrease)	27	$212	(156)	$(1,307)	484	$4,054	(24,457)	$(171,943)

	Stone Harbor Local Markets Fund
	Six Months Ended November 30, 2024 (Unaudited)		Year Ended May 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	287	$2,351	30	$235
Shares repurchased and cross class conversions	(1)	(7)	(1,123)	(9,101)
Net Increase / (Decrease)	286	$2,344	(1,093)	$(8,866)
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 7. 10% Shareholders
As of November 30, 2024, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Stone Harbor Emerging Markets Bond Fund	80%	3*
Stone Harbor Emerging Markets Debt Income Fund	62	4
Stone Harbor Local Markets Fund	71	2*
*	Includes affiliated shareholder account(s).

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2024
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of the Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of the Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. The Fund is unable to receive and repatriate proceeds and/or interest payments due to U.S. and Russian sanctions related to the Russia/Ukraine war.
Sanctions threatened or imposed may result in a decline in the value and liquidity of the Fund’s assets. The securities of the Fund may be deemed to have a zero value. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that the Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At November 30, 2024, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
On April 11, 2022, the Funds entered into a $250,000 unsecured line of credit agreement, as amended, (“Credit Agreement”) with a commercial bank with certain other affiliated funds. The Credit Agreement allows the funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each fund’s total net assets in accordance with the terms of the agreement. Each fund,

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2024
that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a Secured Overnight Funding Rate or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended November 30, 2024, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations.
During the reporting period, the Credit Agreement was renewed through July 3, 2025, with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds.
The following Fund had an outstanding loan during the six months ended November 30, 2024. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Stone Harbor Emerging Markets Bond Fund	$—(1)	$298	6.43%	3
(1)	Amount is less than $500 (not in thousands).
Note 12. Federal Income Tax Information
($ reported in thousands)
At November 30, 2024, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Stone Harbor Emerging Markets Bond Fund	$ 6,971	$ 184	$ (110)	$ 74
Stone Harbor Emerging Markets Debt Income Fund (including purchased options)	263,834	6,447	(8,258)	(1,811)
Stone Harbor Local Markets Fund	9,279	29	(575)	(546)
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended May 31, 2024, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Stone Harbor Emerging Markets Bond Fund	$1,756	$3,214
Stone Harbor Emerging Markets Debt Income Fund	198,074	285,003
Stone Harbor Local Markets Fund	121,268	74,163
Note 13. Regulatory Matters and Litigation
From time to time, the Funds, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In November 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management is assessing the impact of this guidance on the funds’ financial statements.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in these financial statements.
Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus Alternative Investment Advisers, Inc. (“VAIA”) as the investment adviser to each Fund. As a result, also effective January 1, 2025, VAIA’s rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Trust have been transferred to, and assumed by, VIA. Both VIA and VAIA are wholly owned indirect subsidiaries of Virtus

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2024
Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Funds’ subadviser or the portfolio managers managing the Funds.
Effective January 1, 2025, a new expense limitation of 1.20% and 0.95% went into effect for Class A shares and Class I shares, respectively, for the Virtus Stone Harbor Emerging Markets Bond Fund.

Virtus Opportunities Trust
OTHER INFORMATION
November 30, 2024
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
The aggregate remuneration paid to Trustees is disclosed within the Notes to the Financial Statements (Note 4.I.)
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS STONE HARBOR EMERGING MARKETS BOND FUND, VIRTUS
STONE HARBOR EMERGING MARKETS DEBT INCOME FUND AND VIRTUS STONE MARKET LOCAL MARKETS FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Alternative Investment Advisers, LLC (“VAIA”) and the continuation of the subadvisory agreement (the “Subadvisory Agreement”)(together with the Advisory Agreement, the “Investment Management Agreements”) among the Trust, VAIA and Virtus Fixed Income Advisers, LLC, operating through its division, Stone Harbor Investment Partners (the “Subadviser”), with respect to each of the Funds. At meetings held on October 29, 2024, and November 18-20, 2024 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Investment Management Agreement, as further discussed below. The Board also authorized the appointment of Virtus Investment Advisers, LLC (“VIA”, together with VAIA, the “Advisers”) as adviser to the Funds replacing VAIA, effective January 1, 2025, and the transfer to, and assumption by, VIA of VAIA’s rights and obligations pursuant to the Investment Management Agreements, effective January 1, 2025 (the “Transfer and Assumption Agreement”) (together with the Investment Management Agreements, the “Agreements”). In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by each Adviser and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Investment Management Agreements and the approval of the Transfer and Assumption Agreement proposed in connection with a corporate reorganization of the Advisers and Subadviser to streamline and organizationally align the provision of advisory services (the “Reorganization”) would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VAIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Subadviser with respect to the Funds it manages. The Board noted the affiliation of the Subadviser with the Advisers and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered each of the relevant factors with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
With respect to the consideration of the Transfer and Assumption Agreement, the Board considered Management’s discussion of the benefits to shareholders of the Reorganization and Management’s assertion that the Reorganization would not result in a change of control of the Funds’ Adviser or Subadviser or a change in the management of the Funds, including the personnel providing investment management and other services to the Funds. In considering whether to approve the renewal of the Investment Management Agreements and the Transfer and Assumption Agreement with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Fund by VAIA and the Subadviser and to be provided to the Fund by VIA following the Reorganization; (b) the performance of the Fund as compared to an appropriate peer group and an appropriate index and comparable accounts; (c) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rate and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of each Adviser under the Advisory Agreement; (e) any “fall-out” benefits to the Advisers, the Subadviser and their affiliates (i.e., ancillary benefits realized by VAIA, VIA, the Subadviser or their affiliates from the applicable Adviser’s or the Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on each Fund’s performance and expenses; (g) fees paid to the Advisers and the Subadviser by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.

Virtus Opportunities Trust
OTHER INFORMATION (Continued)
November 30, 2024
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by each Adviser and the Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, an Adviser is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VAIA and the Transfer and Assumption Agreement with VIA, the Board considered each Adviser’s process for supervising and managing the Funds’ subadvisers, including (a) each Adviser’s ability to select and monitor the subadvisers; (b) each Adviser’s ability to provide the services necessary to monitor subadviser’s(s’) compliance with the Funds’ respective investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) each Adviser’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. For each Adviser, the Trustees also considered: (a) the experience and capability of the Adviser’s management and other personnel; (b) the financial condition of the Adviser, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of the Adviser’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by the Adviser and its affiliates to the Funds; (e) the Adviser’s supervision of the Funds’ other service providers; and (f) the Adviser’s risk management processes. It was noted that affiliates of the Advisers serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of each Adviser’s management and the quality of the performance of each Adviser’s duties to the Funds and other funds managed through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that each Adviser’s and the Subadviser’s management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VAIA and the Subadviser and to be provided by VIA were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Funds.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as the Subadviser’s investment strategy(ies). The Board noted each Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to each Fund. The Board was mindful of VAIA’s focus on the Subadviser’s performance and noted VAIA’s performance in monitoring and responding to any performance issues with respect to the Funds, and VIA’s representation that it would have the same focus and process for monitoring and responding to any performance issues. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2024. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe when considering Fund performance.
Virtus Stone Harbor Emerging Markets Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also noted that the fund outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Stone Harbor Emerging Markets Debt Income Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 10-year periods and underperformed the median of its Performance Universe for the 3- and 5-year periods. The Board also noted that the fund outperformed its benchmark for the 1-, 3- and 5-year periods and underperformed its benchmark for the 10-year period.
Virtus Stone Market Local Markets Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-year period and underperformed the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-year period and underperformed its benchmark for the 3-, 5- and 10-year periods.

Virtus Opportunities Trust
OTHER INFORMATION (Continued)
November 30, 2024
After reviewing these and related factors, including factors discussed with respect to any underperformance, the Board concluded that each Fund’s overall performance was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by the Funds and their shareholders, and that VAIA had proposed to lower the expense caps in place for Virtus Stone Harbor Emerging Markets Bond Fund. The Board also noted that the subadvisory fees were paid by each Adviser out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by each Adviser after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Stone Harbor Emerging Markets Bond Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fifth quintile of the Expense Universe.
Virtus Stone Harbor Emerging Markets Debt Income Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the second quintile of the Expense Universe.
Virtus Stone Market Local Markets Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also approved the proposed lower expense caps to limit the total expenses of Virtus Stone Harbor Emerging Markets Bond Fund.
Profitability
The Board also considered certain information relating to profitability that had been provided by the Advisers. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of each Adviser for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by Adviser affiliates. In addition to the fees paid to each Adviser and its affiliates, including the Subadviser, the Board considered any other benefits derived by each Adviser or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to each Adviser and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by each Adviser and its affiliates as well as other factors.
In considering the profitability to the Subadviser in connection with its relationship to the Funds, the Board noted that the fees under the Subadvisory Agreement are paid by each Adviser out of the fees that the respective Adviser receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by each Adviser to the Subadviser, the Board noted that, because the Subadviser is an affiliate of each Adviser, such profitability might be directly or indirectly shared by each Adviser.
Economies of Scale
The Board received and discussed information concerning whether each Adviser realizes economies of scale as the Funds’ assets grow. The Board noted that the expense caps were also in place for all of the Funds. The Board also took into account management’s discussion of each Fund’s advisory fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds. The Board also noted that VAIA had agreed to implement an extension of each Fund’s expense cap through September 30, 2026, and VAIA had agreed to lower the expense caps applicable to Virtus Stone Harbor Emerging Markets Bond Fund, which would be continued by VIA following the Reorganization. The Board then concluded that no changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that the Advisers and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
With respect to whether the Subadviser would realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate paid by each Adviser to the Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense caps would affect the subadvisory fees paid to the Subadviser. As a result, the Board concluded that the Subadviser would share in any economies of scale realized by each Adviser.

Virtus Opportunities Trust
OTHER INFORMATION (Continued)
November 30, 2024
Other Factors
The Board considered other benefits that may be realized by each Adviser and the Subadviser and their affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of the Advisers and the Subadviser, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of the Advisers and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of the Advisers, there are no other direct benefits to the Subadviser or the Advisers in providing investment advisory services to the Funds, other than the fees to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Alternative Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8458	01-25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7a.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 02/03/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 02/03/2025

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 01/31/2025

*	Print the name and title of each signing officer under his or her signature.